SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling and Marketing Expenses, Employee Benefits (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising expenses	¥ 160,415,978	¥ 86,763,367	¥ 79,533,394
Employee social benefits included as expenses	¥ 31,122,424	¥ 13,248,094	¥ 20,729,717